PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 677,776,198	$ 631,703,582
Less: Accumulated depreciation	(283,885,686)	(202,390,860)
Property, plant and equipment, excluding construction in process, net	393,890,512	429,312,722
Property, plant and equipment, net	407,604,979	469,642,822
Depreciation expense	79,726,604	80,644,322	55,104,656
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	179,807,928	166,300,361
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	5,790,852	4,873,232
Machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	452,673,833	422,895,433
Furniture, fixtures and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	36,549,260	34,611,247
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	2,954,325	3,023,309
Construction in process
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net	$ 13,714,467	$ 40,330,100